Management of Capital	12 Months Ended
Dec. 31, 2017
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Management of Capital
20.	MANAGEMENT OF CAPITAL

The Company’s objectives of capital management are intended to safeguard the Company’s normal operating requirements on an ongoing basis and the continued development and exploration of its mineral properties. At December 31, 2017, the capital of the Company consists of consolidated equity and equipment financing, net of cash and cash equivalents and short-term investments.

	December 31, 2017	December 31, 2016
Equity	$196,585	$143,086
Equipment financing	-	378
	196,585	143,464
Less: Cash and cash equivalents	(31,474)	(33,877)
Less: Short-term investments	(20,082)	-
	$145,029	$109,587

In order to facilitate the management of its capital requirements, the Company prepares expenditure budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions.

The Company also has in place a planning, budgeting and forecasting process which is used to identify the amount of funds required to ensure the Company has appropriate liquidity to meet short and long-term operating objectives. In order to maintain or adjust its capital structure, the Company may issue new shares or debt.

At December 31, 2017 and 2016, the Company was not subject to any externally imposed capital requirements.